Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of components of our income tax expense (benefit) applicable to continuing operations
The components of our income tax benefit are as follows:

	Year Ended December 31,
	2015	2014	2013
Current:
US Federal	$(203)	$(126)	$(283)
State	17	25	40
Total current	(186)	(101)	(243)
Deferred:
US Federal	(1,414)	(2,507)	(1,027)
State	(70)	(11)	(1)
Total deferred	(1,484)	(2,518)	(1,028)
Total	$(1,670)	$(2,619)	$(1,271)

Reconciliation of income taxes computed at the US federal statutory rate to income tax expense
Reconciliation of income taxes computed at the US federal statutory rate to income tax benefit recorded is as follows:

	Year Ended December 31,
	2015	2014	2013
Loss before income taxes and equity in earnings of unconsolidated subsidiaries	$(7,346)	$(9,374)	$(3,931)
Income taxes at the US federal statutory rate of 35%	$(2,571)	$(3,281)	$(1,376)
Nondeductible goodwill impairment	770	560	350
Impairment of joint venture assets attributable to noncontrolling interests (Note 9)	—	—	37
IRS audit and appeals settlements (Note 6)	(1)	7	(305)
Texas margin tax, net of federal benefit	—	11	10
Interest accrued for uncertain tax positions, net of tax	(2)	—	(16)
Nondeductible interest expense	23	22	23
Lignite depletion allowance	(8)	(14)	(12)
Nondeductible debt restructuring costs	136	78	6
Other	(17)	(2)	12
Income tax benefit	$(1,670)	$(2,619)	$(1,271)
Effective tax rate	22.7%	27.9%	32.3%

Schedule of deferred tax assets and liabilities
Deferred income taxes provided for temporary differences based on tax laws in effect at December 31, 2015 and 2014 are as follows:

	December 31,
	2015	2014
	Total Noncurrent (a)	Total	Current	Noncurrent
Deferred Income Tax Assets
Alternative minimum tax credit carryforwards	$99	$124	$—	$124
Employee benefit obligations	143	143	8	135
Net operating loss (NOL) carryforwards	966	1,022	—	1,022
Unfavorable purchase and sales contracts	193	202	—	202
Commodity contracts and interest rate swaps	129	6	—	6
Debt extinguishment gains	1,120	879	—	879
Accrued interest	—	—	—	—
Other	113	85	2	83
Total	2,763	2,461	10	2,451
Deferred Income Tax Liabilities
Property, plant and equipment	1,506	2,422	—	2,422
Commodity contracts and interest rate swaps	—	44	44	—
Identifiable intangible assets	312	355	—	355
Debt fair value discounts	—	342	—	342
Debt extinguishment gains	—	101	101	—
Accrued interest	336	45	—	45
Other	—	—	—	—
Total	2,154	3,309	145	3,164
Net Accumulated Deferred Income Tax (Asset) Liability	$(609)	$848	$135	$713